GOODWILL (Tables)	12 Months Ended
Mar. 31, 2026
Intangible Asset, Goodwill and Other [Abstract]
SCHEDULE OF GOODWILL
	As of March 31,
	2025	2026
	US$	US$

Beginning balance	-	-
Goodwill recognized from business acquisitions	-	2,900,729
Ending balance	-	2,900,729